Financial Instruments - Estimated Fair Values Of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Total
Financial Instruments
Cash and cash equivalents	$ 129,410	$ 65,663
Restricted cash	346
Equity participation ZIM	423,024
Long-term debt, including current portion	1,142,035	1,368,100
Total | ZIM | Notes
Financial Instruments
Notes	423,024	43,559
Total | HMM | Notes
Financial Instruments
Notes		19,328
Book Value
Financial Instruments
Cash and cash equivalents	129,410	65,663
Restricted cash	346
Equity participation ZIM	423,024	75
Long-term debt, including current portion	$ 1,142,035	1,368,100
Book Value | ZIM | Notes
Financial Instruments
Notes		43,559
Book Value | HMM | Notes
Financial Instruments
Notes		$ 19,328